Cover	Dec. 09, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2021
Entity File Number	001-39821
Entity Registrant Name	ACKRELL SPAC PARTNERS I CO.
Entity Central Index Key	0001790121
Entity Tax Identification Number	83-3237047
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	650
Local Phone Number	560-4753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one subunit and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-half of one warrant
Trading Symbol	ACKIU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-half of one warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-half of one warrant
Trading Symbol	ACKIT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	ACKIW
Security Exchange Name	NASDAQ